Strategic Report - Global Banking and Markets (Details) $ in Millions	12 Months Ended			31 Months Ended
	Dec. 31, 2017 USD ($) country customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) country customer
Disclosure of operating segments [line items]
Number of customers | customer	1,700,000			1,700,000
Number of countries in which entity operates | country	53			53
Profit before tax	$ 17,167	$ 7,112	$ 18,867
Adjusted jaws ratio	1.00%
Impairment loss (reversal of impairment Loss)	$ 1,769	3,400	3,721
Revenue	51,445	47,966	59,800
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax	20,990	18,934	18,795
Impairment loss (reversal of impairment Loss)	1,769	2,594	2,579
Revenue	$ 51,524	49,290	50,422
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets
Disclosure of operating segments [line items]
Number of customers | customer	4,100			4,100
Number of countries in which entity operates | country	50			50
Profit before tax	$ 5,800	5,500	5,300
Increase (decrease) in profit (loss) before tax	$ 300
Increase (decrease) in profit (loss) before tax, percent	5.00%
Adjusted jaws ratio	1.30%
Increase (decrease) in revenue/net operating income	$ 376
Increase (decrease) in revenue/net operating income, percent	3.00%
Impairment loss (reversal of impairment Loss)	$ 500
Increase (decrease) in operating expenses	$ 100
Increase (decrease) in operating expenses, percent	1.00%
Increase (decrease) in risk-weighted assets	$ (32,000)			$ (128,000)
Revenue	$ 15,091	$ 14,715	$ 14,278
Return on risk-weighted assets	1.90%	1.70%	1.50%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Products and services excluding credit and funding valuation adjustments
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 600
Increase (decrease) in revenue/net operating income, percent	4.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Global Markets
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 33
Increase (decrease) in revenue/net operating income, percent	0.00%
Revenue	$ 6,689	$ 6,656	$ 6,010
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Foreign Exchange
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ (196)
Increase (decrease) in revenue/net operating income, percent	(7.00%)
Revenue	$ 2,568	2,764	2,658
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Rates
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ (150)
Increase (decrease) in revenue/net operating income, percent	(7.00%)
Revenue	$ 1,970	2,120	1,404
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Credit
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 119
Increase (decrease) in revenue/net operating income, percent	15.00%
Revenue	$ 900	781	606
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | – FICC
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ (227)
Increase (decrease) in revenue/net operating income, percent	(4.00%)
Revenue	$ 5,438	5,665	4,668
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | – Equities
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 260
Increase (decrease) in revenue/net operating income, percent	26.00%
Revenue	$ 1,251	991	1,342
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Global Banking
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 16
Increase (decrease) in revenue/net operating income, percent	0.00%
Revenue	$ 3,807	3,791	3,757
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Global Liquidity and Cash Management
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 312
Increase (decrease) in revenue/net operating income, percent	17.00%
Revenue	$ 2,197	1,885	1,744
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Securities Services
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 185
Increase (decrease) in revenue/net operating income, percent	12.00%
Revenue	$ 1,746	1,561	1,600
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Global Trade and Receivables Finance
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 11
Increase (decrease) in revenue/net operating income, percent	2.00%
Revenue	$ 700	689	682
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Principal Investments
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 92
Increase (decrease) in revenue/net operating income, percent	41.00%
Revenue	$ 318	226	226
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Credit and funding valuation adjustments
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ (211)
Increase (decrease) in revenue/net operating income, percent	(414.00%)
Revenue	$ (262)	(51)	186
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Other
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ (62)
Increase (decrease) in revenue/net operating income, percent	(148.00%)
Revenue	$ (104)	$ (42)	$ 73